Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of employee benefits expense

	2022 US$m	2021 US$m	2020 US$m
Employee benefits	415	217	252
Share-based payments	26	12	19
Defined contribution plan costs	41	26	27
Defined benefit plan expense	9	1	2
	491	256	300

Summary of information about key management personnel compensation
Key management personnel (KMP) compensation for the financial year was as follows:

	2022 US$	2021 US$	2020 US$
Short-term employee benefits 1	5,730,340	6,626,354	5,868,476
Post-employment benefits 1	155,086	88,396	63,805
Share-based payments 2	3,114,043	5,697,529	7,201,653
Long-term employee benefits	4,300	717,223	515,585
Termination benefits	152,531	2,447,525	390,087
	9,156,300	15,577,027	14,039,606

1.
The 2021 comparatives for short-term employee benefits and post-employment benefits have been restated to include the superannuation component of the 2021 EIS cash and other cash bonuses for three key management personnel, increasing the short-term employee benefits expense by
$26,676 to $6,626,354

and the post-employee benefits expense by $10,881 to $
88,396.

2.
The 2021 comparative for share-based payments has been restated to include amortisation of the fair value of 2021 performance rights for two key management personnel, increasing the expense by $88,507 to $5,697,529.

Summary of number of awards and movements for all share plans
The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 2022

Opening balance	5,649,783	-	994,436	2,379,220

Granted during the year 1,2 ,3	3,017,366	3,046,963	495,800	764,171

Vested during the year	(1,498,065)	(38,146)	(450,609)	(191,736)

Forfeited during the year	(539,403)	(124,741)	(46,430)	(397,233)

Awards at 31 December 2022	6,629,681	2,884,076	993,197	2,554,422

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	49	60	9	13

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 2021

Opening balance	5,618,603	-	975,295	2,798,305

Granted during the year 1,2,3	2,507,167	-	353,412	553,849

Vested during the year	(1,999,676)	-	(307,402)	(322,746)

Forfeited during the year	(476,311)	-	(26,869)	(650,188)

Awards at 31 December 2021	5,649,783	-	994,436	2,379,220

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	39	-	7	9

1.	For the purpose of valuation, the share price on grant date for the 2022 WEP allocations was $16.30 (2021: $15.17).
2.	For the purpose of valuation, the share price on grant date for the 2022 SWEP allocations was $19.74 (202 1 : nil).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $19.20 and $19.27 (2021: $20.18) and Performance Rights was $13.08 and $13.71 (2021: $11.66 and $14.44).
4.	Includes awards issued under EIP and EIS.